State Farm Growth Fund
STATE FARM GROWTH FUND (STFGX)
Investment Objective:
State Farm Associates’ Funds Trust Growth Fund (the “Fund” or the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income.
What are the costs of investing in the Fund?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	State Farm Growth Fund State Farm Growth Fund USD ($)
Maximum sales charge	none
Redemption fee	none
Exchange fee	none
Maximum account fee	none	[1]
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e., the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Growth Fund State Farm Growth Fund
Management fees	0.11%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.12%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	After 1 year	After 3 years	After 5 years	After 10 years
State Farm Growth Fund | State Farm Growth Fund | USD ($)	12	39	68	154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests under normal circumstances at least 80% of its assets in common stocks and other income-producing equity securities. State Farm Investment Management Corp. (the “Manager”), investment adviser to the Fund, chooses stocks for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate growth in income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments are in companies with market capitalizations of at least $1.5 billion at the time of investment.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:
  Strong cash flow and a recurring revenue stream
  A strong industry position
  A strong financial position
  Strong management with a clearly defined strategy
  Capability to develop new or superior products or services
The Manager may sell securities the Fund holds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Market Risk.     Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Liquidity Risk.     The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate certain risks of investing in the Fund. The bar chart shows the changes in the Fund’s returns year by year. The table compares the Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Growth Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-associates-funds-performance/ or by calling 1-800-447-0740.

The Fund’s best and worst quarters during the last 10 years were: Best quarter: 12.70%, during the second quarter of 2009. Worst quarter: -16.24%, during the fourth quarter of 2008.
The following table shows certain Average Annual Total Returns on an investment in the Fund compared to changes in the Standard & Poor’s 500® Stock Index for the 1-, 5- and 10-year periods ended December 31, 2017. The after-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - State Farm Growth Fund	1 Year	5 Year	10 Year
State Farm Growth Fund	16.58%	13.00%	6.63%
State Farm Growth Fund | Return After Taxes on Distributions	15.63%	11.73%	5.84%
State Farm Growth Fund | Return After Taxes on Distributions & Sale of Fund Shares	10.12%	10.19%	5.22%
S&P 500® Index (reflects no deduction for expenses or taxes)	21.83%	15.79%	8.50%